LEASES (Tables)	12 Months Ended
Jun. 30, 2019
LEASES
Schedule of lease payable

		Number of	Present Value
		leasing	of Minimum
Giver	Object of the contract	contracts	Payments
HP Financial Services	Equipment and computer software	7	605,024
Banco Macro	Vehicles	10	86,460
Banco Supervielle	Machinery and equipment	4	116,126
Banco Galicia	Machinery and equipment	1	41,208
Total			848,818

Schedule of Present value - Minimum payments of financial leases

	06/30/2019	06/30/2018	06/30/2017
Less than 1 year	444,999	418,933	701,025
1 year- 5 years	490,088	578,578	961,476
Total	935,087	997,511	1,662,501
Financial charges to be accrued	(86,270)	(263,219)	(516,819)
Debt for financial leases	848,817	734,292	1,145,682

Present value - Minimum payments of financial leases	06/30/2019	06/30/2018	06/30/2017
Less than 1 year	385,947	280,038	466,689
1 year- 5 years	462,870	454,254	678,993
Total	848,817	734,292	1,145,682